Intangible assets, excluding goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets, excluding goodwill
Intangible assets, excluding goodwill

(13) Intangible assets, excluding goodwill

The development of intangible assets in 2021 and 2020 is shown in the following tables.

	2021
	k€

	Patents and	Developed	Customer		Favourable
	licences	technology	related	Trademarks	contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	10,772	98,845	67,647	6,539	62,033	245,836
Foreign currency translation	—	939	1,442	—	—	2,381
Additions	439	—	—	—	—	439
Business combination	—	—	—	—	—	—
Disposals	—	—	—	—	62,033	62,033
Reclass	—	—	—	—	—	—
Amount end of the year	11,211	99,784	69,089	6,539	0	186,623

Depreciation, amortisation and write-downs
Amount beginning of the year	10,095	90,272	37,786	4,574	5,073	147,800
Foreign currency translation	—	348	691	—	—	1,039
Additions	87	1,680	8,914	642	689	12,012
Disposals	—	—	—	—	5,762	5,762
Reclass	—	—	—	—	—	—
Impairment	—	683	—	—	—	683

Amount end of the year	10,182	92,983	47,391	5,216	0	155,772
Net book value
Amount beginning of the year	677	8,573	29,861	1,965	56,960	98,036
Amount end of the year	1,029	6,801	21,698	1,323	0	30,851

	2020
	k€
	Patents
	and	Developed	Customer		Favourable
	licences	technology	related	Trademarks	contract	Total
Acquisition and manufacturing costs
Amount beginning of the year	10,784	99,591	68,590	6,539	62,033	247,537
Foreign currency translation	—	(746)	(943)	—	—	(1,689)
Additions	2	—	—	—	—	2
Business combination	—	—	—	—	—	—
Disposals	14	—	—	—	—	14
Amount end of the year	10,772	98,845	67,647	6,539	62,033	245,836

Depreciation, amortisation and write-downs
Amount beginning of the year	6,559	88,498	28,283	3,628	3,575	130,543
Foreign currency translation	—	(36)	113	—	—	77
Additions	292	1,810	9,390	946	1,498	13,936
Disposals	—	—	—	—	—	—
Impairment	3,244	—	—	—	—	3,244

Amount end of the year	10,095	90,272	37,786	4,574	5,073	147,800
Net book value
Amount beginning of the year	4,225	11,093	40,307	2,911	58,458	116,994
Amount end of the year	677	8,573	29,861	1,965	56,960	98,036

Intangible assets, excluding goodwill decreased from k€ 98,036 as of 31 December 2020 to k€ 30,851 as of 31 December 2021 by k€ 67,185. Part of the decrease of € 56.2 m relates to a disposal of the favourable contract which in return resulted in an addition to buildings and leasehold improvements, for further information see note 11 “Property, plant and equipment”.

In the financial year 2021 developed technology in the amount of k€ 683 was impaired.

In the financial year 2020, rights and licenses were impaired in the amount of k€ 3,244. This impairment concerned the rights to future sales of Haplogen GmbH, Vienna and is due to the fact that Haplogen GmbH, Vienna has lost a significant financing partner, so that the further development of the underlying projects is no longer assured.